Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000027670
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class A
Trading Symbol	LGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$57	1.17%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 2,735,763,074
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 11,015,395
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,735,763,074
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)469
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$11,015,395

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Financial Services	3.2%
Broadline Retail	3.2%
Life Sciences Tools & Services	3.4%
IT Services	3.5%
Software	4.7%
Specialty Retail	4.8%
Semiconductors & Semiconductor Equipment	6.8%
Capital Markets	8.1%
Machinery	8.3%
Treasuries	9.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.7%
Canada	3.6%
United Kingdom	4.1%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

S&P Global, Inc.	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	3.2%
NVIDIA Corp.	3.0%
Alphabet, Inc., Class A	2.7%
O'Reilly Automotive, Inc.	2.7%
Roper Technologies, Inc.	2.6%
Linde PLC	2.4%
UnitedHealth Group, Inc.	2.3%
Parker-Hannifin Corp.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000027671
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class C
Trading Symbol	LGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$94	1.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.92%
AssetsNet	$ 2,735,763,074
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 11,015,395
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,735,763,074
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)469
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$11,015,395

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Financial Services	3.2%
Broadline Retail	3.2%
Life Sciences Tools & Services	3.4%
IT Services	3.5%
Software	4.7%
Specialty Retail	4.8%
Semiconductors & Semiconductor Equipment	6.8%
Capital Markets	8.1%
Machinery	8.3%
Treasuries	9.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.7%
Canada	3.6%
United Kingdom	4.1%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

S&P Global, Inc.	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	3.2%
NVIDIA Corp.	3.0%
Alphabet, Inc., Class A	2.7%
O'Reilly Automotive, Inc.	2.7%
Roper Technologies, Inc.	2.6%
Linde PLC	2.4%
UnitedHealth Group, Inc.	2.3%
Parker-Hannifin Corp.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class N
Trading Symbol	LGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,735,763,074
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 11,015,395
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,735,763,074
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)469
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$11,015,395

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Financial Services	3.2%
Broadline Retail	3.2%
Life Sciences Tools & Services	3.4%
IT Services	3.5%
Software	4.7%
Specialty Retail	4.8%
Semiconductors & Semiconductor Equipment	6.8%
Capital Markets	8.1%
Machinery	8.3%
Treasuries	9.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.7%
Canada	3.6%
United Kingdom	4.1%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

S&P Global, Inc.	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	3.2%
NVIDIA Corp.	3.0%
Alphabet, Inc., Class A	2.7%
O'Reilly Automotive, Inc.	2.7%
Roper Technologies, Inc.	2.6%
Linde PLC	2.4%
UnitedHealth Group, Inc.	2.3%
Parker-Hannifin Corp.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018226
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class Y
Trading Symbol	LSWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$45	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,735,763,074
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 11,015,395
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$2,735,763,074
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)469
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$11,015,395

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Financial Services	3.2%
Broadline Retail	3.2%
Life Sciences Tools & Services	3.4%
IT Services	3.5%
Software	4.7%
Specialty Retail	4.8%
Semiconductors & Semiconductor Equipment	6.8%
Capital Markets	8.1%
Machinery	8.3%
Treasuries	9.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.7%
Canada	3.6%
United Kingdom	4.1%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Largest Holdings [Text Block]

Top Ten Holdings

S&P Global, Inc.	3.4%
Amazon.com, Inc.	3.2%
Mastercard, Inc., Class A	3.2%
NVIDIA Corp.	3.0%
Alphabet, Inc., Class A	2.7%
O'Reilly Automotive, Inc.	2.7%
Roper Technologies, Inc.	2.6%
Linde PLC	2.4%
UnitedHealth Group, Inc.	2.3%
Parker-Hannifin Corp.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018227
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class A
Trading Symbol	LGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 14,111,227,114
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 38,107,091
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,111,227,114
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$38,107,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.8%
Hotels, Restaurants & Leisure	3.3%
Pharmaceuticals	3.7%
Aerospace & Defense	4.6%
Biotechnology	5.3%
Automobiles	6.2%
Broadline Retail	6.8%
Financial Services	7.4%
Entertainment	9.2%
Semiconductors & Semiconductor Equipment	9.5%
Interactive Media & Services	13.3%
Software	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018229
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class C
Trading Symbol	LGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$82	1.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
AssetsNet	$ 14,111,227,114
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 38,107,091
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,111,227,114
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$38,107,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.8%
Hotels, Restaurants & Leisure	3.3%
Pharmaceuticals	3.7%
Aerospace & Defense	4.6%
Biotechnology	5.3%
Automobiles	6.2%
Broadline Retail	6.8%
Financial Services	7.4%
Entertainment	9.2%
Semiconductors & Semiconductor Equipment	9.5%
Interactive Media & Services	13.3%
Software	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125484
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class N
Trading Symbol	LGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$28	0.56%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 14,111,227,114
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 38,107,091
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,111,227,114
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$38,107,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.8%
Hotels, Restaurants & Leisure	3.3%
Pharmaceuticals	3.7%
Aerospace & Defense	4.6%
Biotechnology	5.3%
Automobiles	6.2%
Broadline Retail	6.8%
Financial Services	7.4%
Entertainment	9.2%
Semiconductors & Semiconductor Equipment	9.5%
Interactive Media & Services	13.3%
Software	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018230
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class Y
Trading Symbol	LSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$32	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 14,111,227,114
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 38,107,091
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$14,111,227,114
  # of Portfolio Holdings (including overnight repurchase agreements)39
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$38,107,091

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.8%
Hotels, Restaurants & Leisure	3.3%
Pharmaceuticals	3.7%
Aerospace & Defense	4.6%
Biotechnology	5.3%
Automobiles	6.2%
Broadline Retail	6.8%
Financial Services	7.4%
Entertainment	9.2%
Semiconductors & Semiconductor Equipment	9.5%
Interactive Media & Services	13.3%
Software	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018239
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class A
Trading Symbol	NEFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$35	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 685,867,306
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 889,904
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$685,867,306
  # of Portfolio Holdings (including overnight repurchase agreements)268
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$889,904

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	3.7%
Short-Term Investments	5.6%
ABS Car Loan	3.0%
Non-Agency Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	8.1%
Agency Commercial Mortgage-Backed Securities	26.4%
Treasuries	49.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	49.9
Not ratedFootnote Reference^	3.8
A	0.1
AA	35.9
AAA	4.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018241
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class C
Trading Symbol	NECLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$73	1.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
AssetsNet	$ 685,867,306
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 889,904
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$685,867,306
  # of Portfolio Holdings (including overnight repurchase agreements)268
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$889,904

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	3.7%
Short-Term Investments	5.6%
ABS Car Loan	3.0%
Non-Agency Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	8.1%
Agency Commercial Mortgage-Backed Securities	26.4%
Treasuries	49.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	49.9
Not ratedFootnote Reference^	3.8
A	0.1
AA	35.9
AAA	4.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class N
Trading Symbol	LGANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 685,867,306
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 889,904
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$685,867,306
  # of Portfolio Holdings (including overnight repurchase agreements)268
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$889,904

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	3.7%
Short-Term Investments	5.6%
ABS Car Loan	3.0%
Non-Agency Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	8.1%
Agency Commercial Mortgage-Backed Securities	26.4%
Treasuries	49.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	49.9
Not ratedFootnote Reference^	3.8
A	0.1
AA	35.9
AAA	4.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018242
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class Y
Trading Symbol	NELYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$23	0.45%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 685,867,306
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 889,904
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$685,867,306
  # of Portfolio Holdings (including overnight repurchase agreements)268
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$889,904

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	3.7%
Short-Term Investments	5.6%
ABS Car Loan	3.0%
Non-Agency Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	8.1%
Agency Commercial Mortgage-Backed Securities	26.4%
Treasuries	49.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.6
US Treasury	49.9
Not ratedFootnote Reference^	3.8
A	0.1
AA	35.9
AAA	4.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$45	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%
AssetsNet	$ 2,044,848,031
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,778,069
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,044,848,031
# of Portfolio Holdings (including overnight repurchase agreements)	95
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,778,069

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.3%
Commercial Services & Supplies	3.1%
Diversified Consumer Services	3.3%
Energy Equipment & Services	3.6%
Construction & Engineering	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Providers & Services	4.0%
Machinery	4.1%
Electronic Equipment, Instruments & Components	4.6%
Aerospace & Defense	5.0%
Pharmaceuticals	5.2%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Biotechnology	9.0%
Software	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Kratos Defense & Security Solutions, Inc.	2.1%
Casella Waste Systems, Inc., Class A	2.1%
Intapp, Inc.	2.0%
Merit Medical Systems, Inc.	2.0%
ESCO Technologies, Inc.	1.9%
Life Time Group Holdings, Inc.	1.8%
PJT Partners, Inc., Class A	1.6%
RBC Bearings, Inc.	1.6%
Hamilton Lane, Inc., Class A	1.5%
MACOM Technology Solutions Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	LCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$57	1.19%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%
AssetsNet	$ 2,044,848,031
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,778,069
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,044,848,031
# of Portfolio Holdings (including overnight repurchase agreements)	95
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,778,069

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.3%
Commercial Services & Supplies	3.1%
Diversified Consumer Services	3.3%
Energy Equipment & Services	3.6%
Construction & Engineering	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Providers & Services	4.0%
Machinery	4.1%
Electronic Equipment, Instruments & Components	4.6%
Aerospace & Defense	5.0%
Pharmaceuticals	5.2%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Biotechnology	9.0%
Software	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Kratos Defense & Security Solutions, Inc.	2.1%
Casella Waste Systems, Inc., Class A	2.1%
Intapp, Inc.	2.0%
Merit Medical Systems, Inc.	2.0%
ESCO Technologies, Inc.	1.9%
Life Time Group Holdings, Inc.	1.8%
PJT Partners, Inc., Class A	1.6%
RBC Bearings, Inc.	1.6%
Hamilton Lane, Inc., Class A	1.5%
MACOM Technology Solutions Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125486
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Class N
Trading Symbol	LSSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$39	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,044,848,031
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 8,778,069
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,044,848,031
# of Portfolio Holdings (including overnight repurchase agreements)	95
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,778,069

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.3%
Commercial Services & Supplies	3.1%
Diversified Consumer Services	3.3%
Energy Equipment & Services	3.6%
Construction & Engineering	3.7%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Providers & Services	4.0%
Machinery	4.1%
Electronic Equipment, Instruments & Components	4.6%
Aerospace & Defense	5.0%
Pharmaceuticals	5.2%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Biotechnology	9.0%
Software	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Kratos Defense & Security Solutions, Inc.	2.1%
Casella Waste Systems, Inc., Class A	2.1%
Intapp, Inc.	2.0%
Merit Medical Systems, Inc.	2.0%
ESCO Technologies, Inc.	1.9%
Life Time Group Holdings, Inc.	1.8%
PJT Partners, Inc., Class A	1.6%
RBC Bearings, Inc.	1.6%
Hamilton Lane, Inc., Class A	1.5%
MACOM Technology Solutions Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000157445
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$41	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 219,465,942
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 795,605
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,465,942
# of Portfolio Holdings (including overnight repurchase agreements)	83
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$795,605

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.0%
Diversified Consumer Services	3.4%
Health Care Providers & Services	3.9%
Capital Markets	4.6%
Consumer Staples Distribution & Retail	4.7%
Semiconductors & Semiconductor Equipment	5.0%
Aerospace & Defense	5.2%
Machinery	6.0%
Hotels, Restaurants & Leisure	6.5%
Health Care Equipment & Supplies	8.3%
Biotechnology	9.1%
Software	11.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Merit Medical Systems, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Life Time Group Holdings, Inc.	1.8%
Hamilton Lane, Inc., Class A	1.8%
Knife River Corp.	1.8%
Natera, Inc.	1.8%
Laureate Education, Inc.	1.8%
Clearwater Analytics Holdings, Inc., Class A	1.7%
StepStone Group, Inc., Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000216341
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	LSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$40	0.83%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
AssetsNet	$ 219,465,942
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 795,605
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,465,942
# of Portfolio Holdings (including overnight repurchase agreements)	83
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$795,605

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.0%
Diversified Consumer Services	3.4%
Health Care Providers & Services	3.9%
Capital Markets	4.6%
Consumer Staples Distribution & Retail	4.7%
Semiconductors & Semiconductor Equipment	5.0%
Aerospace & Defense	5.2%
Machinery	6.0%
Hotels, Restaurants & Leisure	6.5%
Health Care Equipment & Supplies	8.3%
Biotechnology	9.1%
Software	11.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Merit Medical Systems, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Casey's General Stores, Inc.	1.9%
Life Time Group Holdings, Inc.	1.8%
Hamilton Lane, Inc., Class A	1.8%
Knife River Corp.	1.8%
Natera, Inc.	1.8%
Laureate Education, Inc.	1.8%
Clearwater Analytics Holdings, Inc., Class A	1.7%
StepStone Group, Inc., Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.